Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Schedule of other liabilities
	Note	December 31,
		2019	2020
		RMB	RMB

Guarantee repayments from sales partner	(i)	-	126,903,531
Receipt in advance	(ii)	118,109,316	121,160,268
Settlement and clearing accounts	(iii)	49,175,523	94,287,235
Other tax payables	(iv)	86,798,908	74,757,159
Customer pledged deposits	(v)	60,233,291	47,588,065
Collaboration cost payable	(vi)	29,191,882	34,713,800
Amounts due to third parties		10,768,698	10,545,062
Accrued expenses	(vii)	45,156,653	8,406,812
Others	(viii)	5,034,932	5,335,193
Total		404,469,203	523,697,125
(i)	Under the collaboration model, sales partners are required to provide a certain level of guarantee of repayment for loans recommended. Guarantee repayments from sales partner mainly consist of repayments collected from sales partners who exercise the guarantee, and those repayments will be returned to trust company.
(ii)	Receipt in advance consists of advance for interest and financing service fees on loans and down payments of loans held-for-sale by loan transferees. Down payments of loans held-for-sale for the traditional facilitation model amounted to RMB102,491,426 and RMB 118,078,758 as of December 31, 2019 and 2020.
(iii)	The Group transferred loans to third party investors and recorded these transactions as sales in Note 5(c). After the transfer, the contract terms related to payment proceeds from the loans remain the same: The Group collects payments of loans and then disburses the proceeds from the relevant loans to third-party transferees.
(iv)	Other tax payables mainly represent value-added tax and surcharges payables.
(v)	Customer pledged deposits mainly consist of the deposits collected from certain customers to reduce the risk of failure to make payments on schedule.
(vi)	As mentioned in Note 19, the Group will pay collaboration cost to the sales partners who introduce prospective borrowers to the Group. The collaboration cost for sales partners is a fixed percentage of the loan principal amount and is calculated by subtracting the project cost from interest and fees income received from borrowers.
(vii)	Accrued expenses mainly consist of promotional costs relating to building the collaboration model and expenses payable to consultants such as the auditor and lawyer.
(viii)	Other liabilities are expected to be settled or recognized as income within one year or are repayable on demand.
(i)	Under the collaboration model, sales partners are required to provide a certain level of guarantee of repayment for loans recommended. Guarantee repayments from sales partner mainly consist of repayments collected from sales partners who exercise the guarantee, and those repayments will be returned to trust company.
(ii)	Receipt in advance consists of advance for interest and financing service fees on loans and down payments of loans held-for-sale by loan transferees. Down payments of loans held-for-sale for the traditional facilitation model amounted to RMB102,491,426 and RMB 118,078,758 as of December 31, 2019 and 2020.
(iii)	The Group transferred loans to third party investors and recorded these transactions as sales in Note 5(c). After the transfer, the contract terms related to payment proceeds from the loans remain the same: The Group collects payments of loans and then disburses the proceeds from the relevant loans to third-party transferees.
(iv)	Other tax payables mainly represent value-added tax and surcharges payables.
(v)	Customer pledged deposits mainly consist of the deposits collected from certain customers to reduce the risk of failure to make payments on schedule.
(vi)	As mentioned in Note 19, the Group will pay collaboration cost to the sales partners who introduce prospective borrowers to the Group. The collaboration cost for sales partners is a fixed percentage of the loan principal amount and is calculated by subtracting the project cost from interest and fees income received from borrowers.
(vii)	Accrued expenses mainly consist of promotional costs relating to building the collaboration model and expenses payable to consultants such as the auditor and lawyer.
(viii)	Other liabilities are expected to be settled or recognized as income within one year or are repayable on demand.